ACQUISITION OF TRANSTAR, LLC. - Pro Forma Information (Details) - Railroad - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Total revenue	$ 199,762	$ 183,744
Net loss attributable to Parent	$ (56,717)	$ (39,349)